Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Other Comprehensive Income By Item [Abstract]
Components of Accumulated Other Comprehensive Income, Net of Taxes
The components of accumulated other comprehensive income, net of taxes, were as follows:

	2020	2019
Derivative financial instruments designated as cash flow hedges	$69	$71
Foreign currency translation adjustment	(61)	(37)
	$8	$34